Filed Pursuant to Rule 497(d)

                     INVESCO UNIT TRUSTS, MUNICIPAL SERIES
                   INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES
                    VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES
                 VAN KAMPEN UNIT TRUSTS, TAXABLE INCOME SERIES

                         Supplement to the Prospectuses

      Notwithstanding anything to the contrary in the "Public Offering--General" section of prospectus, the maximum secondary market sales charge for unit sales occurring on or after October 14, 2013 will be computed as described in the following table based upon the estimated long-term return life in years ("ELTR Life") of a Trust's portfolio:


           ELTR Life (Years)                           Sales Charge
           -----------------                         ------------------
           Less than 2 ........................           1.50%
           2 but less than 4 ..................           2.00
           4 but less than 6 ..................           3.00
           6 but less than 8 ..................           3.50
           8 but less than 11 .................           4.00
           11 but less than 15 ................           4.50
           15 and over ........................           4.80


Supplement Dated: October 15, 2013